RS - Summary of Development of cash-settled Performance Share Unit Programs (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares EUR (€)
2020 April Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Outstanding	24,453	25,779
Granted	€ 0
Exercised Stock Options	0
Forfeitures	(1,326)
Expired	0
Number of instruments exercisable on reporting date | shares	0
2020 June Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Outstanding	8,361	8,361
Granted	€ 0
Exercised Stock Options	0
Forfeitures	0
Expired	0
Number of instruments exercisable on reporting date | shares	0
2021 April Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Outstanding	99,549	111,586
Granted	€ 0
Exercised Stock Options	0
Forfeitures	(12,037)
Expired	0
Number of instruments exercisable on reporting date | shares	0
2021 October Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Outstanding	4,373	11,209
Granted	€ 0
Exercised Stock Options	0
Forfeitures	(6,836)
Expired	0
Number of instruments exercisable on reporting date | shares	0
2022 June Performance Share Unit Program [Member]
Performance Share Unit Programs [Line Items]
Outstanding | shares	609,869	0
Granted	€ 696,622
Exercised Stock Options | shares	0
Forfeitures | shares	(86,753)
Expired | shares	0
Number of instruments exercisable on reporting date | shares	0
2022 October Performance Share Unit Program [Member]
Performance Share Unit Programs [Line Items]
Outstanding | shares	40,414	0
Granted	€ 40,414
Exercised Stock Options | shares	0
Forfeitures | shares	0
Expired | shares	0
Number of instruments exercisable on reporting date | shares	0